Shareholders' Equity - Summary Of Ordinary Shares Reserved For Future Issuance (Detail)	Dec. 31, 2018 shares
Stockholders Equity [Line Items]
Ordinary shares reserved for future issuances	117,319,813
2006 Share Incentive Plan
Stockholders Equity [Line Items]
Ordinary shares reserved for future issuances	25,502,748
Conversion of Series A Preferred Shares
Stockholders Equity [Line Items]
Ordinary shares reserved for future issuances	91,600,398
Conversion of Series A Preferred Shares Warrant
Stockholders Equity [Line Items]
Ordinary shares reserved for future issuances	216,667